RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.
The sensitivity analysis discussed below reflects the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes. Therefore, the discussion below is not intended to fully reflect Brookfield Renewable’s risk exposure.
(a)Market risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in market prices.
Brookfield Renewable faces market risk from foreign currency assets and liabilities, the impact of changes in interest rates, and floating rate liabilities. Market risk is managed by funding assets with financial liabilities in the same currency and with similar interest rate characteristics and holding financial contracts, such as interest rate swaps and foreign exchange contracts, to minimize residual exposures. Financial instruments held by Brookfield Renewable that are subject to market risk include borrowings and financial instruments, such as interest rate, currency and commodity contracts. The categories of financial instruments that can give rise to significant variability are described below:
(i)Electricity price risk
Brookfield Renewable aims to sell electricity under long-term contracts to secure stable prices and mitigate its exposure to wholesale markets. Electricity price risk arises from the sale of Brookfield Renewable’s uncontracted generation and is mitigated by entering into short-term energy derivative contracts. Electricity price risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in electricity prices.
The table below summarizes the impact of changes in the market price of electricity as at December 31. The impact is expressed in terms of the effect on net income and OCI. The sensitivities are based on the assumption that the market price changes by 5% with all other variables held constant.
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2022	2021	2020	2022	2021	2020
5% increase	$(76)	$(37)	$(13)	$(36)	$(21)	$(16)
5% decrease	75	40	14	36	22	16
(1)Amounts represent the potential annual net pretax impact.
(ii)Foreign currency risk
Foreign currency risk is defined for these purposes as the risk that the fair value of a financial instrument held by Brookfield Renewable will fluctuate because of changes in foreign currency rates.
Brookfield Renewable has exposure to the Canadian dollar, euro, Brazilian real, Colombian peso, British pound sterling, Indian rupee, Malaysian ringgit, Chinese yuan and Polish złoty through its investments in foreign operations. Consequently, fluctuations in the U.S. dollar exchange rate against these currencies increase the volatility of net income and other comprehensive income. Brookfield Renewable holds foreign currency contracts primarily to mitigate this exposure.
The table below summarizes the impact to Brookfield Renewable’s financial instruments of changes in the exchange rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the currency exchange rate changes by five percent with all other variables held constant.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2022	2021	2020	2022	2021	2020
5% increase	$27	$29	$10	$96	$95	$73
5% decrease	(27)	(29)	(7)	(96)	(95)	(72)
(1)Amounts represent the potential annual net pretax impact.
(iii)Interest rate risk
Interest rate risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate, because of changes in interest rates.
Brookfield Renewable’s assets largely consist of long duration physical assets. Brookfield Renewable’s financial liabilities consist primarily of long-term fixed-rate debt or variable-rate debt that has been swapped to fixed rates with interest rate financial instruments. Other than tax equity, all other non-derivative financial liabilities are recorded at their amortized cost. Brookfield Renewable also holds interest rate contracts to lock-in fixed rates on certain anticipated future debt issuances.
Brookfield Renewable will enter into interest rate swaps designed to minimize the exposure to interest rate fluctuations on its variable-rate debt. Fluctuations in interest rates could impact Brookfield Renewable’s cash flows, primarily with respect to the interest payable against Brookfield Renewable’s variable rate debt, which is limited to certain non-recourse borrowings with a total principal value of $7,823 million (2021: $6,758 million). Of this principal value, $3,396 million (2021: $3,493 million) has been fixed through the use of interest rate contracts. The fair values of the recognized asset and liability for the interest rate swaps were calculated using a valuation model with observable interest rates.
The table below summarizes the impact of changes in the interest rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the interest rate changes by 1% with all other variables held constant.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2022	2021	2020	2022	2021	2020
1% increase	$20	$15	$37	$112	$114	$122
1% decrease	(20)	(16)	(38)	(118)	(124)	(129)
(1)Amounts represent the potential annual net pretax impact.
(b)Credit risk
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations. Brookfield Renewable’s exposure to credit risk in respect of financial instruments relates primarily to counterparty obligations regarding energy contracts, interest rate swaps, forward foreign exchange contracts and physical electricity transactions.
Brookfield Renewable minimizes credit risk with counterparties through the selection, monitoring and diversification of counterparties, the use of standard trading contracts, and other credit risk mitigation techniques. In addition, Brookfield Renewable’s power purchase agreements are reviewed regularly and the majority are with customers having long standing credit histories or investment grade ratings, which limit the risk of non-collection. See Note 24 – Trade receivables and other current assets, for additional details regarding Brookfield Renewable’s trade receivables balance.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2022	2021
Trade receivables and other short-term receivables	$883	$807
Long-term receivables	235	216
Financial instrument assets(1)	390	127
Due from related parties(1)	251	177
Contract asset(1)	395	445
	$2,154	$1,772
(1)Includes both the current and long-term amounts.
(c)Liquidity risk
Liquidity risk is the risk that Brookfield Renewable cannot meet a demand for cash or fund an obligation when due. Liquidity risk is mitigated by Brookfield Renewable’s cash and cash equivalent balances and its access to undrawn credit facilities. Details of the available portion of credit facilities are included in Note 15 – Borrowings. Brookfield Renewable also ensures that it has access to public capital markets and maintains a strong investment grade credit rating.
Brookfield Renewable is also subject to the risk associated with debt financing. This risk is mitigated by the long-term duration of debt instruments and the staggered maturity dates over an extended period of time.
CASH OBLIGATIONS
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date.

AS AT DECEMBER 31, 2022 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$1,086	$—	$—	$1,086
Financial instrument liabilities(1)(2)	559	1,018	652	2,229
Due to related parties	586	1	—	587
Other long-term liabilities – concession payments	2	6	12	20
Lease liabilities(1)	30	116	413	559
Corporate borrowings(1)	249	664	1,643	2,556
Non-recourse borrowings(1)	2,027	7,904	12,390	22,321
Interest payable on borrowings(3)	1,368	4,141	4,663	10,172
Total	$5,907	$13,850	$19,773	$39,530

AS AT DECEMBER 31, 2021 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$779	$—	$—	$779
Financial instrument liabilities(1)(2)	400	358	207	965
Due to related parties	164	34	—	198
Other long-term liabilities – concession payments	1	6	13	20
Lease liabilities(1)	30	129	305	464
Corporate borrowings(1)	—	317	1,839	2,156
Non-recourse borrowings(1)	1,818	6,926	10,608	19,352
Interest payable on borrowings(3)	912	2,989	3,987	7,888
Total	$4,104	$10,759	$16,959	$31,822
(1)Includes both the current and long-term amounts.
(2)Includes tax equity liabilities that will be partially settled by the delivery of non-cash tax attributes.
(3)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2022	2021
Assets measured at fair value:
Cash and cash equivalents	$998	$—	$—	$998	$900
Restricted cash(1)	191	—	—	191	176
Financial instrument assets(1)
Energy derivative contracts	—	37	2	39	55
Interest rate swaps	—	335	—	335	40
Foreign exchange swaps	—	16	—	16	32
Investments in debt and equity securities	155	39	1,041	1,235	195
Property, plant and equipment	—	—	54,283	54,283	49,432
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(236)	(670)	(906)	(226)
Interest rate swaps	—	(82)	—	(82)	(228)
Foreign exchange swaps	—	(110)	—	(110)	(56)
Tax equity	—	—	(1,131)	(1,131)	(455)
Contingent consideration(2)	—	—	(68)	(68)	(3)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,362)	—	—	(2,362)	(2,334)
Non-recourse borrowings(1)	(2,115)	(19,002)	—	(21,117)	(20,435)
Total	$(3,133)	$(19,003)	$53,457	$31,321	$27,093
(1)Includes both the current amount and long-term amount.
(2)Amount relates to business combination completed in 2022 with obligations lapsing from 2023 to 2027.
There were no transfers between levels during the year ended December 31, 2022.
Financial instruments disclosures
The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

	Financial Instruments Assets				Financial Instruments Liabilities
		Instruments not designated as hedges				Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Net Assets (Liabilities)
IFRS 9 PPAs	10	$12	$—	$22	$(35)	$(7)	$—	$(42)	$(20)
Energy derivative contracts	3	$30	$—	$33	$(61)	$(123)	$—	$(184)	$(151)
Interest rate swaps	22	18	—	40	(117)	(111)	—	(228)	(188)
Foreign exchange swaps	30	2	—	32	(48)	(8)	—	(56)	(24)
Investments in debt and equity securities	—	—	195	195	—	—	—	—	195
Tax equity	—	—	—	—	—	(455)	—	(455)	(455)
Balance, as at December 31, 2021	$65	$62	$195	$322	$(261)	$(704)	$—	$(923)	$(643)
Less: current portion				(60)				400	340
Long-term portion				$262				$(523)	$(303)

IFRS 9 PPAs	$—	$—	$—	$—	$(94)	$(574)	$—	$(668)	$(668)
Energy derivative contracts	12	27	—	39	(37)	(201)	—	(238)	(199)
Interest rate swaps	284	51	—	335	(15)	(67)	—	(82)	253
Foreign exchange swaps	14	2	—	16	(90)	(20)	—	(110)	(94)
Investments in debt and equity securities	—	1,010	225	1,235	—	—	—	—	1,235
Tax equity	—	—	—	—	—	(1,131)	—	(1,131)	(1,131)
Balance, as at December 31, 2022	$310	$1,090	$225	$1,625	$(236)	$(1,993)	$—	$(2,229)	$(604)
Less: current portion				(125)				559	434
Long-term portion				$1,500				$(1,670)	$(170)
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at Dec. 31, 2021 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec. 31, 2022 asset (liability)
IFRS 9 PPAs(3)	$(20)	$(75)	$(13)	$(218)	$22	$(364)	$—	$(668)
Energy derivative contracts	(151)	(117)	2	(132)	142	57	—	(199)
Interest rate swaps	(188)	331	5	85	5	18	(3)	253
Foreign exchange swaps	(24)	(56)	—	89	—	(103)	—	(94)
Investments in debt and equity securities	195	(11)	—	13	—	1,046	(8)	1,235
Tax equity	(455)	—	—	115	—	(791)	—	(1,131)
	$(643)	$72	$(6)	$(48)	$169	$(137)	$(11)	$(604)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

(MILLIONS)	Balance as at Dec. 31, 2020 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec. 31, 2021 asset (liability)
IFRS 9 PPAs(3)	$68	$(151)	$(5)	$(120)	$90	$98	$—	$(20)
Energy derivative contracts	34	(242)	—	3	42	12	—	(151)
Interest rate swaps	(422)	9	(17)	89	90	49	14	(188)
Foreign exchange swaps	(90)	50	—	132	—	(116)	—	(24)
Investments in debt and equity securities	330	3	—	19	—	(153)	(4)	195
Tax equity	(402)	—	—	(21)	—	(32)	—	(455)
	$(482)	$(331)	$(22)	$102	$222	$(142)	$10	$(643)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.
Tax equity
Brookfield Renewable owns and operates certain projects in the United States under tax equity structures to finance the construction of utility-scale solar and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position.
Gains or losses on the tax equity liabilities are recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).
(b)Investments in debt and equity securities
Brookfield Renewable's investments in debt and equity securities are classified as FVPL, FVOCI and amortized cost. Refer to Note 1(l) – Basis of preparation and significant accounting policies – Financial instruments.
(c)Energy derivative contracts and IFRS 9 PPAs
Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable’s consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the energy derivative contracts match the terms of the expected highly probable forecast transactions (i.e. notional amount and expected payment date). Brookfield Renewable has established a hedge ratio of 1:1 for the hedging relationships. To measure the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks. The hedge ineffectiveness can arise from different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.
For the year ended December 31, 2022, gains of $146 million relating to energy derivative contracts were realized and reclassified from OCI to the consolidated statements of income (loss) (2021: $25 million and 2020: 55 million ).
Based on market prices as of December 31, 2022, unrealized losses of $37 million (2021: $72 million loss and 2020: 19 million gain) recorded in accumulated other comprehensive income (“AOCI”) on energy derivative contracts are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market prices.
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2022	December 31, 2021
Carrying amount (asset/(liability))	(116)	(83)
Notional amount – GWh	13,674	10,022
Weighted average hedged rate for the year ($/MWh)	58	35
Maturity dates	2023-2038	2022 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(90)	(124)
Change in value of hedged item used to determine hedge effectiveness	64	117
There is $18 million of hedge ineffectiveness losses recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) related to energy derivative contracts (cash flow hedges) for the year ended December 31, 2022 (2021: $7 million loss and 2020: $2 million loss).
(d)Interest rate hedges
Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable-rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the consolidated financial statements at fair value.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the interest rate hedges match the terms of the respective fixed-rate debt (i.e., notional amount, maturity, payment and reset dates). Brookfield Renewable established a hedge ratio of 1:1 for the hedging relationships. To measure the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares the changes in the fair value of the hedging instrument against the changes in fair value of the hedged items attributable to the hedged risk.
The hedge ineffectiveness can arise from:
•Different interest rate curves being applied to discount the hedged item and hedging instrument
•Differences in timing of cash flows of the hedged item and hedging instrument
•The counterparties’ credit risk having an asymmetrical impact on the fair value movements of the hedging instrument and hedged item
As at December 31, 2022, agreements with a total notional exposure of $3,621 million were outstanding (2021: $3,437 million) including $701 million (2021: $789 million) associated with agreements that are not formally designated as hedging instruments. The weighted-average fixed interest rate resulting from these agreements is 2.9% (2021: 1.5%).
For the year ended December 31, 2022, net movements relating to cash flow hedges realized and reclassified from OCI to interest expense in the consolidated statements of income (loss) were $2 million losses (2021: $18 million losses and 2020: $12 million losses).
Based on market prices as of December 31, 2022, unrealized losses of $50 million (2021: $41 million and 2020: $34 million) recorded in AOCI on interest rate swaps are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2022	December 31, 2021
Carrying amount (asset/(liability))	269	(95)
Notional amount – $	803	558
Notional amount – C$(1)	349	377
Notional amount – €(1)	1,315	1,572
Notional amount – £(1)	296	—
Notional amount – COP(1)	157	141
Maturity dates	2023-2061	2022 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	333	80
Change in value of hedged item used to determine hedge effectiveness	(328)	(97)
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2022 foreign currency spot rate.
The hedge ineffectiveness loss recognized within foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) related to interest rate contracts (cash flow hedges) for the year ended December 31, 2022 was $5 million losses (2021: $17 million and 2020: 2 million).
(e)Foreign exchange swaps
Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
There is an economic relationship between the hedged item and the hedging instrument as the net investment or anticipated foreign currency transaction creates a translation risk that will match the respective hedging instrument.
Brookfield Renewable established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.
Certain Brookfield subsidiaries that Brookfield Renewable controls, through a voting agreement, have entered into Master Hedge Agreements appointing Brookfield as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in foreign exchange. Pursuant to each Agreement, Brookfield was entitled to be reimbursed for any third party costs incurred in connection with the these derivative transactions. Substantially all of Brookfield Renewable’s foreign exchange swaps are entered into pursuant to a Master Hedge Agreement.
As at December 31, 2022, agreements with a total notional exposure of $3,669 million were outstanding (2021: $2,701 million) including $1,804 million (2021: $561 million) associated with agreements that are not formally designated as hedging instruments.
There are no unrealized gains or losses recorded in AOCI on foreign exchange swaps that are expected to be settled or reclassified into income in the next twelve months (2021: nil and 2020: nil). The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2022	December 31, 2021
Carrying amount (asset/(liability))	(76)	(18)
Notional amount for hedges of the Colombian Peso(1)	302	676
Notional amount for hedges of the euro(1)	601	571
Notional amount for hedges of the British pounds sterling(1)	76	125
Notional amount for hedges of the Chinese yuan(1)	575	427
Notional amount for hedges of the Indian rupee(1)	128	260
Notional amount for hedges of the Brazilian real(1)	79	75
Notional amount for hedges of other currencies(1)	104	6
Maturity date	2023 - 2024	2022 - 2023
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	5,038	3,925
€/$ foreign exchange forward contracts	0.99	0.87
£/$ foreign exchange forward contracts	0.83	0.76
CNY/$ foreign exchange forward contracts	7.05	7.18
INR/$ foreign exchange forward contracts	83	78
BRL/$ foreign exchange forward contracts	5.69	5.73
(1)Notional amounts expressed in millions of U.S. dollars
The following table presents a reconciliation of the limited partners’ equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2020	$(39)	$3	$(720)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(38)	—	—
Interest rate swaps	27	—	—
Foreign exchange swaps	—	—	2
Amount reclassified to profit or loss	(3)	—	—
Foreign currency revaluation of designated borrowings	—	—	(17)
Foreign currency revaluation of net foreign operations	—	—	(104)
Valuation of investments in equity securities designated FVOCI	—	1	—
Tax effect	3	—	3
Other	2	—	(6)
Balance, as at December 31, 2021	$(48)	$4	$(842)
Effective portion of changes in fair value arising from:
Energy derivative contracts	7	—	—
Interest rate swaps	52	—	—
Foreign exchange swaps	—	—	10
Amount reclassified to profit or loss	37	—	—
Foreign currency revaluation of designated borrowings	—	—	68
Foreign currency revaluation of net foreign operations	—	—	(74)
Valuation of investments in equity securities designated FVOCI	—	(3)	—
Tax effect	(29)	—	(5)
Other	(2)	—	(2)
Balance, as at December 31, 2022	$17	$1	$(845)